Earnings and Dividends Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Common Share Calculations
Table 24.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations.
See the Consolidated Statement of Changes in Equity and
Note 12 (Common Stock and Stock Plans) for information about stock and options activity.
Table 24.1: Earnings Per Common Share Calculations

		Year ended December 31,
(in millions, except per share amounts)		2023	2022	2021
Wells Fargo net income (1)		$19,142	13,677	22,109
Less: Preferred stock dividends and other (2)		1,160	1,115	1,291
Wells Fargo net income applicable to common stock (numerator)		$17,982	12,562	20,818
Earnings per common share
Average common shares outstanding (denominator)		3,688.3	3,805.2	4,061.9
Per share		$4.88	3.30	5.13
Diluted earnings per common share
Average common shares outstanding		3,688.3	3,805.2	4,061.9
Add:	Restricted share rights (3)	32.1	31.8	34.3
Diluted average common shares outstanding (denominator)		3,720.4	3,837.0	4,096.2
Per share		$4.83	3.27	5.08
(1)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)The balance for the years ended December 31, 2023, 2022 and 2021, includes $19 million, $0 million and $86 million, respectively, from the elimination of discounts or issuance costs associated with redemptions of preferred stock.
(3)Calculated using the treasury stock method.

Outstanding Anti-Dilutive Securities
Table 24.2 presents the outstanding securities that were anti-dilutive and therefore not included in the calculation of diluted earnings per common share.
Table 24.2: Outstanding Anti-Dilutive Securities

	Weighted-average shares
	Year ended December 31,
(in millions)	2023	2022	2021
Convertible Preferred Stock, Series L (1)	25.3	25.3	25.3
Restricted share rights (2)	0.1	0.2	0.2
(1)    Calculated using the if-converted method.
(2) Calculated using the treasury stock method.
Dividends Declared Per Common Share	Table 24.3 presents dividends declared per common share. Table 24.3: Dividends Declared Per Common Share

	Year ended December 31,
	2023	2022	2021
Per common share	$1.30	1.10	0.60